Credit and Other Debt Agreements - Additional information (Detail) (USD $)				3 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Private Placement [Member]	Mar. 27, 2013 Private Placement [Member]	Mar. 31, 2013 Note Purchase Agreements [Member]	Dec. 31, 2012 Note Purchase Agreements [Member]	Mar. 31, 2013 Note Purchase Agreements [Member] Level 3 [Member]	Dec. 31, 2012 Note Purchase Agreements [Member] Level 3 [Member]	Mar. 31, 2013 Note Purchase Agreements [Member] Senior Note, Series C [Member]	Dec. 31, 2012 Note Purchase Agreements [Member] Senior Note, Series C [Member]	Mar. 31, 2013 Note Purchase Agreements [Member] Senior Note, Series C [Member] First Installment [Member]	Dec. 31, 2012 Note Purchase Agreements [Member] Senior Note, Series C [Member] First Installment [Member]	Mar. 31, 2013 Note Purchase Agreements [Member] Senior Note, Series C [Member] Second Installment [Member]	Dec. 31, 2012 Note Purchase Agreements [Member] Senior Note, Series C [Member] Second Installment [Member]	Mar. 31, 2013 Note Purchase Agreements [Member] Senior Note, Series C [Member] Third Installment [Member]	Dec. 31, 2012 Note Purchase Agreements [Member] Senior Note, Series C [Member] Third Installment [Member]	Mar. 31, 2013 Note Purchase Agreements [Member] Senior Note, Series D [Member]	Dec. 31, 2012 Note Purchase Agreements [Member] Senior Note, Series D [Member]	Mar. 31, 2013 Note Purchase Agreements [Member] Senior Note, Series E [Member]	Dec. 31, 2012 Note Purchase Agreements [Member] Senior Note, Series E [Member]	Mar. 31, 2013 Note Purchase Agreements [Member] 3.99% Senior Notes, Series F [Member]	Dec. 31, 2012 Note Purchase Agreements [Member] 3.99% Senior Notes, Series F [Member]	Mar. 31, 2013 Note Purchase Agreements [Member] Senior Note, Series A [Member]	Dec. 31, 2012 Note Purchase Agreements [Member] Senior Note, Series A [Member]	Mar. 31, 2013 Note Purchase Agreements [Member] Senior Note, Series B [Member]	Dec. 31, 2012 Note Purchase Agreements [Member] Senior Note, Series B [Member]	Mar. 31, 2013 Credit Agreement [Member] Institution	Dec. 31, 2012 Credit Agreement [Member] Institution	Mar. 31, 2013 Credit Agreement [Member] Standby Letters of Credit [Member]	Dec. 31, 2012 Credit Agreement [Member] Standby Letters of Credit [Member]	Mar. 31, 2013 Credit Agreement [Member] Swing Loan [Member]	Dec. 31, 2012 Credit Agreement [Member] Swing Loan [Member]	Mar. 31, 2013 Credit Agreement [Member]	Dec. 31, 2012 Credit Agreement [Member]
Debt Instrument [Line Items]
Notes issued and sold										$ 150,000,000	$ 150,000,000							$ 75,000,000	$ 75,000,000	$ 50,000,000	$ 50,000,000	$ 50,000,000	$ 50,000,000	$ 100,000,000	$ 100,000,000	$ 300,000,000	$ 300,000,000
Note payable, semi-annual payments of interest, fixed rate										5.85%	5.85%							5.18%	5.18%	5.49%	5.49%	3.99%	3.99%	6.26%	6.26%	6.44%	6.44%
Debt instrument, maturity date												Nov. 30, 2016	Nov. 30, 2016	Nov. 30, 2018	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2019	Feb. 10, 2021	Feb. 10, 2021	Feb. 10, 2023	Feb. 10, 2023	Jul. 10, 2020	Jul. 10, 2020	Aug. 03, 2014	Aug. 03, 2014	Aug. 03, 2017	Aug. 03, 2017	Jul. 14, 2014	Jul. 14, 2014
Private placement debt, additional amount committed to borrow					200,000,000
Debt Maturity Period				9 years
Interest rate					3.69%
Amount payable to redeem the notes, percent of the principal amount						100.00%	100.00%
Discount rate used to compute the remaining scheduled payments of principal and interest						U.S. Treasury yields plus 0.5%	U.S. Treasury yield plus 0.5%
Number of financial institutions entered in unsecured multicurrency credit agreement																												12	12
Line of credit facility, maximum borrowing capacity																												500,000,000	500,000,000
Long-term debt, gross																														75,000,000	75,000,000	50,000,000	50,000,000
Line of credit facility, maximum amount outstanding during period																												600,000,000	600,000,000
Fixed rate (alternative one) over LIBOR																												1.45%	1.45%
Fixed rate (alternative two) over LIBOR																												1.65%	1.65%
Fixed rate (alternative three) over LIBOR																												1.85%	1.85%
Fixed rate (alternative four) over LIBOR																												2.00%	2.00%
Annual facility fee of revolving credit facility (alternative one)																												0.30%	0.30%
Annual facility fee of revolving credit facility (alternative two)																												0.35%	0.35%
Annual facility fee of revolving credit facility (alternative three)																												0.40%	0.40%
Annual facility fee of revolving credit facility (alternative four)																												0.50%	0.50%
Line of credit facility, amount outstanding																														15,900,000	15,900,000
Liabilities	3,560,400,000	3,693,700,000	3,239,900,000																											8,400,000	8,500,000
Line of credit facility, fair value of amount outstanding								813,000,000	816,700,000																					50,000,000	129,000,000
Line of credit facility, remaining borrowing capacity																														434,100,000	355,100,000
Line of credit facility, increase, additional borrowings																														59,100,000	59,100,000
Long-term debt		32,400,000						725,000,000	725,000,000
Fair value of borrowings outstanding under Credit Agreement																																		$ 50,000,000	$ 129,000,000